Decommissioning liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liabilities [Table Text Block]
	December 31, 2021	December 31, 2020
Balance, beginning of the year	$864,000	$247,000
Liabilities incurred and acquired	1,081,218	685,000
Disposals	-	(74,000)
Liabilities settled	(29,913)
Accretion (note 18)	19,589	6,000
Change in estimates	11,412	-
Balance, end of the year	$1,946,306	$864,000